SHARE BASED COMPENSATION (Details) (Options, USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Options
Number of Options
Options outstanding at the beginning of the period (in shares)	7,856,600
Granted (in shares)	800,000
Exercise (in shares)	(343,123)
Forfeited (in shares)	(915,000)
Options outstanding at the end of the period (in shares)	7,398,600	7,856,600
Vested or expected to vest at the end of the period (in shares)	7,011,002
Exercisable at the end of the period (in shares)	3,449,600
Weighted Average Exercise Prices
Options outstanding at the beginning of the period (in dollars per share)	$ 0.74
Modification on August 8, 2012 (in dollars per share)	$ 0.74
Granted (in dollars per share)	$ 0.87
Exercise (in dollars per share)	$ 0.74
Forfeited (in dollars per share)	$ 0.74
Options outstanding at the end of the period (in dollars per share)	$ 0.75	$ 0.74
Vested or expected to vest at the end of the period (in dollars per share)	$ 0.75
Exercised at the end of the period (in dollars per share)	$ 0.74
Weighted Average Remaining Contractual Life
Outstanding at the beginning of the period	2 years 3 months 14 days	2 years 6 months 4 days
Granted	4 years 8 months 8 days
Exercise	7 months 2 days
Outstanding at the end of the period	2 years 3 months 14 days	2 years 6 months 4 days
Vested or expected to vest at the end of the period	2 years 3 months 7 days
Exercisable at the end of the period	1 year 18 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)	$ 13
Exercise (in dollars)	557
Outstanding at the end of the period (in dollars)	2,349	13
Vested or expected to vest at the end of the period (in dollars)	2,217
Exercisable at the end of the period (in dollars)	$ 1,156